Condensed Cash Flow Statement of Aegon Ltd. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Line Items]
Result before tax	€ 660	€ (346)	€ (25)
Net cash flows from operating activities	762	864	2,672
Purchase of equipment	(51)	(65)	(72)
Net cash flows from investing activities	300	(1,996)	733
Repayment of perpetuals	0	0	(429)
Dividends paid	(521)	(494)	(167)
Other	3	0	31
Net cash flows from financing activities	(1,755)	(3,241)	(1,834)
Aegon Ltd. [member]
Disclosure of cash flow statement [Line Items]
Result before tax	(137)	(133)	(204)
Adjustments	170	(264)	(138)
Net cash flows from operating activities	34	(397)	(342)
Dividends and capital repayments of subsidiaries, associates and joint ventures	1,319	2,567	1,530
Purchase of equipment	(8)
Net cash flows from investing activities	1,311	2,567	1,530
Purchase of treasury shares	(925)	(1,072)	(597)
Issuance and repurchase of borrowings	(248)	145	469
Repayment of perpetuals			(429)
Dividends paid	(521)	(494)	(169)
Coupons on perpetual securities	(68)	(65)	(48)
Other	2
Net cash flows from financing activities	(1,760)	(1,485)	(773)
Net increase / (decrease) in cash and cash equivalents	€ (415)	€ 685	€ 415